Share Capital (Tables)	12 Months Ended
Dec. 31, 2025
SCHEDULE OF WARRANT ACTIVITY

Warrant activity is summarized as follows:

	Number of warrants	Weighted average exercise price
Balance at December 31, 2023	6,140,321	$10.70
Warrants granted	53,333	7.125
Warrants exercised	(328,413)	6.17
Warrants expired	(1,358,278)	9.69
Balance at December 31, 2024	4,506,963	$11.29
Warrants granted	799,000	11.25
Warrants exercised	(554,798)	6.87
Warrants expired	(540,456)	7.33
Balance at December 31, 2025	4,210,709	$12.37

SCHEDULE OF STOCK OPTIONS

Outstanding warrants are summarized as follows:

Number of warrants outstanding	Exercise price	Expiry
2,950,305	$13.50	May 12, 2027
799,000	$11.25	September 26, 2028
461,404	$7.125	October 6, 2028
4,210,709

At December 31, 2025, the weighted average life of warrants was 1.77 (2024 - 2.16) years.

Omnibus Incentive Plan

On June 13, 2025, the Company approved an omnibus incentive plan which allows the Board of Directors of the Company from time to time, in its discretion, and in accordance with the TSX.V requirements, to grant non-transferable stock options, restricted share units and deferred share units (“Awards”) to directors, officers, employees and consultants of the Company (“Participants”). The number of common shares reserved for issuance for stock options and restricted share units will not exceed 10% and 5% of the Company’s issued and outstanding common shares, respectively. Stock options will be exercisable for a period of up to a maximum of ten years from the date of grant.

Anfield Energy Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2025 and 2024

(Expressed in Canadian Dollars)

12.	Share Capital (continued)

Omnibus Incentive Plan (continued)

In connection with the foregoing, the number of common shares reserved for issuance to any one Participant in a 12-month period will not exceed five percent (5%) of the issued and outstanding common shares and the number of common shares reserved for issuance to all investor relation activities and consultants will not exceed two percent (2%) of the issued and outstanding common shares.

Options may be exercised no later than 90 days following cessation of the optionee’s position with the Company. Unvested RSUs shall be forfeited and cancelled following cessation of the optionee’s position with the Company. Each award other than stock options may not be vested before the date that is one year following the grant date of the award. Any stock options granted for investor relations services must vest in stages over a period of not less than 12 months.

Options

The following table summarizes the continuity of the Company’s stock options:

	Number of options	Weighted average exercise price
Balance at December 31, 2023	1,260,904	$7.98
Options expired	(41,333)	15.00
Balance at December 31, 2024	1,219,571	$7.74
Options expired	(70,000)	7.50
Options cancelled	(118,000)	7.54
Options granted	560,572	6.90
Balance at December 31, 2025	1,592,143	$7.47

SCHEDULE OF STOCK OPTIONS

The following table summarizes the continuity of the Company’s stock options:

	Number of options	Weighted average exercise price
Balance at December 31, 2023	1,260,904	$7.98
Options expired	(41,333)	15.00
Balance at December 31, 2024	1,219,571	$7.74
Options expired	(70,000)	7.50
Options cancelled	(118,000)	7.54
Options granted	560,572	6.90
Balance at December 31, 2025	1,592,143	$7.47

SCHEDULE OF OPTIONS OUTSTANDING, ISSUED AND EXERCISABLE

Details of options outstanding, issued and exercisable, as at December 31, 2025 are as follows:

Number of options outstanding and exercisable	Exercise price	Expiry
190,000	$9.00	August 27, 2026
416,667	$7.50	September 20, 2027
424,904	$7.50	October 6, 2028
560,572	$6.90	December 31, 2030
1,592,143

SCHEDULE OF RESTRICTED STOCK UNITS
Number of RSU’s
Balance at December 31, 2023 and 2024	—
RSUs granted	769,401
Balance at December 31, 2025	769,401